Financial instruments and management of financial risks - Liquidity risk (Details) $ in Millions	Dec. 31, 2021 USD ($)
Liquidity risk
Total	$ 1,659.0
Non- interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	351.0
Due to affiliated companies
Liquidity risk
Contractual maturities, non-derivative liabilities	71.0
Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	982.0
Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	256.0
Interest rate swap agreement
Liquidity risk
Contractual maturities, derivative liabilities	2.0
2022
Liquidity risk
Total	752.0
2022 | Non- interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	329.0
2022 | Due to affiliated companies
Liquidity risk
Contractual maturities, non-derivative liabilities	71.0
2022 | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	292.0
2022 | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	61.0
2022 | Interest rate swap agreement
Liquidity risk
Contractual maturities, derivative liabilities	2.0
2023
Liquidity risk
Total	115.0
2023 | Non- interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	22.0
2023 | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	42.0
2023 | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	57.0
2023 | Interest rate swap agreement
Liquidity risk
Contractual maturities, derivative liabilities	0.0
2024
Liquidity risk
Total	74.0
2024 | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	41.0
2024 | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	39.0
2025
Liquidity risk
Total	648.0
2025 | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	607.0
2025 | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	29.0
2026
Liquidity risk
Total	26.0
2026 | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	0.0
2026 | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	26.0
Thereafter
Liquidity risk
Total	44.0
Thereafter | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	44.0
Currency swap agreement amounts to be exchanged | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(408.0)
Amounts to be exchanged, Pay	405.0
Currency swap agreement amounts to be exchanged | 2022 | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(27.0)
Amounts to be exchanged, Pay	24.0
Currency swap agreement amounts to be exchanged | 2023 | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(30.0)
Amounts to be exchanged, Pay	24.0
Currency swap agreement amounts to be exchanged | 2024 | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(30.0)
Amounts to be exchanged, Pay	24.0
Currency swap agreement amounts to be exchanged | 2025 | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(321.0)
Amounts to be exchanged, Pay	333.0
Currency swap agreement amounts to be exchanged | 2026 | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	0.0
Amounts to be exchanged, Pay	$ 0.0